Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Schedule of fair value of the share options
	19.A- Consultants and Employees	19.B- Directors	19.C- Yissum
Number of share options granted	8,396,222	3,545,000	559,097
Fair value in the grant date (thousand USD)	5,185	3,170	742
Range of share price (USD)	0.28 – 1.80	0.63 – 1.89	1.84
Range of exercise price (USD)	0.28 – 2.30	1.44 – 1.84	0.71
Range of expected share price volatility	40.3%-65.06%	53.75%-61.27%	57.26%
Range of estimated life (years)	1.5 – 9.01	4 – 5	5
Range of weighted average of risk-free interest rate	0.56%-1.98%	0.88%-1.32%	1.15%
Expected dividend yield	-	-	-
Outstanding as of December 31, 2018	5,647,175	2,070,000	223,697
Exercisable as of December 31, 2018	2,476,800	1,913,750	223,697

Employees and consultants [Member]
Statement Line Items [Line Items]
Schedule of fair value of the share options

	2017	2018
Outstanding at January 1	3,799,892	4,609,634
Granted during the year	1,892,334	2,652,500
Exercised during the year	(348,314)	(590,292)
Forfeited during the year	(734,278)	(1,024,667)
Outstanding at December 31	4,609,634	5,647,175
Exercisable as of December 31	2,345,351	2,476,800

Directors [Member]
Statement Line Items [Line Items]
Schedule of fair value of the share options

	2017	2018
Outstanding at January 1	3,340,878	3,145,001
Granted during the year	275,000	300,000
Exercised during the year	(370,878)	-
Forfeited during the year	(99,999)	(1,375,001)
Outstanding at December 31	3,145,001	2,070,000
Exercisable as of December 31	2,176,672	1,913,750